Pension and Other Postretirement Benefits - Pension Plan Assets Measured at Fair Value on a Recurring Basis (Details) (Pension Benefits, USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Defined Benefit Plan Disclosure
Pension plan's assets at fair value	$ 41.9	$ 32.1	$ 23.2
Defined Benefit Plan, Actual Plan Asset Allocation [Abstract]
Defined Benefit Plan, Actual Allocation Of Assets, Other Securities	1.00%	1.00%
Actual allocations, index funds	85.00%	85.00%
Level 1
Defined Benefit Plan Disclosure
Pension plan's assets at fair value	3.1	2.9
Level 2
Defined Benefit Plan Disclosure
Pension plan's assets at fair value	38.8	29.2
Debt Securities [Member]
Defined Benefit Plan, Assets, Target Allocations [Abstract]
Defined Benefit Plan, Target Plan Asset Allocations	39.50%	38.00%
Defined Benefit Plan, Actual Plan Asset Allocation [Abstract]
Defined Benefit Plan, Actual Plan Asset Allocations	37.00%
Total mutual funds
Defined Benefit Plan Disclosure
Pension plan's assets at fair value	41.4	31.7
Total mutual funds | Level 1
Defined Benefit Plan Disclosure
Pension plan's assets at fair value	2.6	2.5
Total mutual funds | Level 2
Defined Benefit Plan Disclosure
Pension plan's assets at fair value	38.8	29.2
Equities
Defined Benefit Plan Disclosure
Pension plan's assets at fair value	23.4	17.9
Defined Benefit Plan, Assets, Target Allocations [Abstract]
Defined Benefit Plan, Target Plan Asset Allocations	50.00%	56.00%
Defined Benefit Plan, Actual Plan Asset Allocation [Abstract]
Defined Benefit Plan, Actual Plan Asset Allocations	56.00%
Equities | Level 1
Defined Benefit Plan Disclosure
Pension plan's assets at fair value	0	0
Equities | Level 2
Defined Benefit Plan Disclosure
Pension plan's assets at fair value	23.4	17.9
Equity securities, domestic
Defined Benefit Plan, Assets, Target Allocations [Abstract]
Defined Benefit Plan, Target Plan Asset Allocations	27.50%
Equity Securities, Foreign [Member]
Defined Benefit Plan, Assets, Target Allocations [Abstract]
Defined Benefit Plan, Target Plan Asset Allocations	22.50%
Bonds
Defined Benefit Plan Disclosure
Pension plan's assets at fair value	2.6	2.5
Bonds | Level 1
Defined Benefit Plan Disclosure
Pension plan's assets at fair value	2.6	2.5
Bonds | Level 2
Defined Benefit Plan Disclosure
Pension plan's assets at fair value	0	0
Pooled Assets
Defined Benefit Plan Disclosure
Pension plan's assets at fair value	3.0	2.2
Pooled Assets | Level 1
Defined Benefit Plan Disclosure
Pension plan's assets at fair value	0	0
Pooled Assets | Level 2
Defined Benefit Plan Disclosure
Pension plan's assets at fair value	3.0	2.2
Fixed income
Defined Benefit Plan Disclosure
Pension plan's assets at fair value	10.0	7.5
Fixed income | Level 1
Defined Benefit Plan Disclosure
Pension plan's assets at fair value	0	0
Fixed income | Level 2
Defined Benefit Plan Disclosure
Pension plan's assets at fair value	10.0	7.5
Real assets
Defined Benefit Plan Disclosure
Pension plan's assets at fair value	2.4	1.6
Defined Benefit Plan, Assets, Target Allocations [Abstract]
Defined Benefit Plan, Target Plan Asset Allocations	10.00%
Defined Benefit Plan, Actual Plan Asset Allocation [Abstract]
Defined Benefit Plan, Actual Plan Asset Allocations	6.00%	5.00%
Real assets | Level 1
Defined Benefit Plan Disclosure
Pension plan's assets at fair value	0	0
Real assets | Level 2
Defined Benefit Plan Disclosure
Pension plan's assets at fair value	2.4	1.6
Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure
Pension plan's assets at fair value	0.5	0.4
Defined Benefit Plan, Assets, Target Allocations [Abstract]
Defined Benefit Plan, Target Plan Asset Allocations	0.50%
Cash and Cash Equivalents [Member] | Level 1
Defined Benefit Plan Disclosure
Pension plan's assets at fair value	0.5	0.4
Cash and Cash Equivalents [Member] | Level 2
Defined Benefit Plan Disclosure
Pension plan's assets at fair value	$ 0	$ 0